Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	As at March 31
Particulars	2017	2018
Trade and other receivables, net	29,003	49,204
Due from employees	109	108
Security deposits, net	7,575	6,704
Interest accrued on term deposits	597	2,299
Total	37,284	58,315
Non-current	2,176	1,929
Current	35,108	56,386
Total	37,284	58,315